New Accounting Pronouncements Adopted	12 Months Ended
Dec. 31, 2019
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New Accounting Pronouncements Adopted
4.	NEW ACCOUNTING PRONOUNCEMENTS ADOPTED
Certain pronouncements, issued by the IASB or the IFRS Interpretations Committee (“IFRIC”), were adopted during the period, or were mandatory for the Company’s fiscal periods beginning on or after January 1, 2019. The following pronouncements are relevant to the consolidated financial statements:

(a)	IFRS 16 Leases (“IFRS 16”)
On January 1, 2019, the Company adopted IFRS 16 –
Leases
(“IFRS 16”) which replaced IAS 17 –
Leases
and IFRIC 4 –
Determining Whether an Arrangement Contains a Lease
. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases. The standard is effective for annual periods beginning on or after January 1, 2019. IFRS 16 eliminates the classification of leases as either operating leases or finance leases for a lessee. Instead, all leases are treated in a similar way to finance leases as applied under IAS 17. IFRS 16 does not require a lessee to recognize assets and liabilities for short-term leases (leases of 12 months or less) or leases of low-value
assets. The Company applied IFRS 16 using the modified retrospective method. Under this method, comparative financial information has not been restated and will continue to be reported under the accounting standards in effect for those periods. The Company has recognized lease liabilities related to its lease commitments for its building, facility and office leases. The lease liabilities were measured at the present value of the remaining minimum lease payments, discounted using the Company’s estimated incremental borrowing rate as at January 1, 2019, the date of initial application, resulting in no adjustment to the opening balance of deficit. The associated right-of-use
assets were recognized at the lease liabilities amount, adjusted by the amount of accrued lease payments relating to the leases recognized in the statement of financial position immediately before initial adoption on January 1, 2019.

The Company elected to apply the following recognition exemptions and practical expedients, as described under IFRS 16:

i)	recognition exemption of short-term leases;

ii)	recognition exemption of low-value leases;

iii)	application of a single discount rate to a portfolio of leases with similar characteristics on transition;

iv)	exclusion of initial direct costs from the measurement of the right-of-use assets upon transition;

v)	application of hindsight in determining the applicable lease term at the date of transition; and

vi)	election to not separate non-lease components from lease components, and instead account for each lease component and any associated non-lease components as a single lease component.
The following table summarizes the adjustments to opening balances resulting from the initial adoption of IFRS 16:

As at January 1, 2019	Previously Reported under IAS 17	IFRS 16 Transition Adjustments	As reported under IFRS 16
Right-of-use assets	$—	$5,580	$5,580
Deferred rent	$(230)	$230	$—
Lease liabilities	$(87)	$(5,810)	$(5,897)
The Company recognized lease liabilities measured using its interdental borrowing rate at January 1, 2019. Weighted average incremental borrowing rate applied is 10.25%.

Operating lease commitments as at December 31, 2018	$9,137
Discounted using the incremental borrowing rate at January 1, 2019	(3,327)

$5,810

As a result of adopting IFRS 16, the Company updated its lease accounting policies as follows:
The Company assesses whether a contract is or contains a lease at inception of the contract. A lease is recognized as a right-of-use
asset and corresponding liability at the commencement date. Each lease payment included in the lease liability is apportioned between the repayment of the liability and an interest expense. Lease liabilities represent the net present value of fixed lease payments (including in-substance
fixed payments); variable lease payments based on an index, rate, or subject to a fair market value renewal condition; amounts expected to be payable by the lessee under residual value guarantees, the exercise price of a purchase option if the Company is reasonably certain to exercise that option, and payments of penalties for terminating the lease, if it is probable that the lessee will exercise that option.

The Company’s lease liability is recognized net of lease incentives receivable. The lease payments are discounted using the interest rate implicit in the lease or, if that rate cannot be determined, the Company’s incremental borrowing rate. The period over which the lease payments are discounted is the expected lease term, including renewal and termination options that the Company is reasonably certain to exercise. Payments associated with short-term leases and leases of low-value
assets are recognized as an expense on a straight-line basis in general and administration and sales and marketing expense in the statement of operations and comprehensive loss. Short-term leases are defined as leases with a lease term of 12 months or less. Variable lease payments that do not depend on an index, rate, or subject to a fair market value renewal condition are expensed as incurred and recognized in costs of goods sold, general and administration or sales and marketing expense, as appropriate given how the underlying leased asset is used, in the statement of operations and comprehensive loss.
Right-of-use
assets are measured at cost, which is calculated as the amount of the initial measurement of lease liability plus any lease payments made at or before the commencement date, any initial direct costs and related restoration costs. The right-of-use
assets are depreciated on a straight-line basis over the shorter of the lease term and the useful life of the underlying asset. The depreciation is recognized from the commencement date of the lease.

(b)	IFRIC 23- Uncertainty over Income Tax Treatments (“IFRIC 23”)
This standard clarifies how to apply the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments. The Company adopted this standard on January 1, 2019, which did not have a significant effect on the Company’s consolidated financial statements.
There are no other pending IFRSs or IFRIC interpretations that are expected to be relevant to the Company’s financial statements.